SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) ¥ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)
Product Information [Line Items]
Provisions for credit losses	$ 1,607,934	$ 188,432
Impairment of intangible assets	64,400,000
Impairment of definite-lived intangible assets	0	0	0
Impairment of infinite-lived intangible assets	64,406,302
Impairment of goodwill	122,519,218
Contingent consideration classified as equity fair value disclosure	394,401
Performance obligation	826,135	668,932		¥ 3
Deferred revenue	1,609,908	1,038,307
Contract liability	266,769	664,169	$ 758,410
Captialized contract cost net	$ 153,533	$ 372,309
Value added tax description	The PRC VAT rate is 6% or 1% for taxpayers providing services and 13% for product sales for the years ended December 31, 2023, 2024 and 2025. For revenue generated from services, the VAT rate is 6% for the entities that qualified as general tax payers, which are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. The VAT rate is 1% for the entities that qualified as small-scale taxpayers, which are not allowed to offset qualified input VAT paid to suppliers against their output VAT.
Number of reportable segments | Segment	3
China, Yuan Renminbi
Product Information [Line Items]
Depreciation percentage	4.20%
Foreign currency exchange rate risk, depreciation percentage	0.10%	2.80%
Sweden, Kronor
Product Information [Line Items]
Appreciation percentage	16.70%
Foreign currency exchange rate risk, depreciation percentage	7.30%	10.10%
Minimum [Member]
Product Information [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	9 months 18 days	6 months		9 months 18 days
Maximum [Member]
Product Information [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year 6 months	2 years 4 months 24 days		1 year 6 months
Goods and Services [Member]
Product Information [Line Items]
Weighted average rate percentage	12.00%			12.00%
Terminal growth rate percentage	2.00%			2.00%
Standard VAT rate percentage	25.00%	25.00%		25.00%